Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
NET INCOME	$ 16,646,683	$ 12,340,025
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	530,697	433,283
Amortization of land use rights	109,790	70,623
Changes in assets and liabilities:
Restricted cash	(3,409)	0
Accounts receivable	(16,370,382)	(5,890,821)
Prepaid VAT taxes	(2,227,491)	390,120
Inventories	(13,773,411)	3,900,958
Prepaid and other current assets	(249,582)	(2,988)
Advances to suppliers	(16,132,324)	0
Accounts payable	(3,976,795)	3,818,141
Other payable	5,042	(25,974)
Taxes Payable	53,130	0
Advances from customers	20,449,541	(19,628,555)
NET CASH USED BY OPERATING ACTIVITIES	(14,938,512)	(4,595,188)
CASH FLOWS FROM INVESTING ACTIVITIES:
Receipt from collections of loans receivable	3,089,514	17,702,379
Disbursements made for loan receivables	0	(5,900,793)
Investment in related party company	(154,476)	0
Purchase of property and equipment	(4,167,354)	(354,642)
Purchase of land use rights	(10,164,501)	(196,673)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(11,396,817)	11,250,271
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	51,285,933	4,425,595
Payments of loans payable	(35,838,363)	(4,425,595)
Issuance of preferred stock and warrants for cash, net of transaction expenses	1,158,960	0
Proceeds from related party advances	338,496	1,070,229
Capital contribution	3,089,514	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	20,034,540	1,070,229
EFFECT OF EXCHANGE RATE ON CASH	382,993	358,145
NET INCREASE (DECREASE) IN CASH	(5,917,796)	8,083,457
CASH - beginning of year	12,867,137	4,783,680
CASH - end of year	6,949,341	12,867,137
Cash paid for:
Interest	988,555	162,720
Income taxes	0	0
Non-cash investing and financing activities:
Receipt of inventory to offset loan receivable	3,089,514	0
Common stock issued for preferred stock transaction expenses	250,000	0
Acquisition of property, land use right and construction in progress for facility and land use right payable and tax payable	$ 973,452	$ 2,014,166